DEFINED BENEFIT PENSION OBLIGATION - Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate, obligation		0.20%
Rate of return		3.35%
Rate of compensation increase, obligation		1.00%
Pension increase rate (in payment), obligation		0.00%
Swiss Defined Benefit Plan
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate, obligation	0.35%
Discount rate, cost	0.35%	0.20%
Rate of return	3.75%
Rate of compensation increase, obligation	1.00%
Rate of compensation increase, cost	1.00%	1.00%
Pension increase rate (in payment), obligation	0.00%
Pension increase rate (in payment), cost	0.00%	0.00%